REVENUE AND EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Codere Online Busines [Member]
Reserve Quantities [Line Items]
REVENUE AND EXPENSES

10.	REVENUE AND EXPENSES

Revenues

The breakdown of the Group’s revenues for the six months ended June 30, 2021 and 2020 is as follows:

	06/30/2021	06/30/2020
Online sports betting	23,470	16,573
Online casino wagering	16,474	13,402
Total	39,944	29,975

No one customer contributed more than 10% of revenue for the six months ended June 30, 2021 and 2020.

Additionally, the distribution of sales by geographical market during the reporting period is as follows:

	06/30/2021	06/30/2020
Spain	25,641	21,513
Mexico	11,549	6,939
Colombia	2,048	460
Others	706	1,063
Total	39,944	29,975

Personnel expenses

The heading personnel expenses of the attached Interim Combined Carve-out Condensed Income Statements for the six months ended June 30, 2021 and 2020 includes expenses for wages, salaries, benefits (and other similar concepts) and social security and other social contributions expenses payable by the Group.

	06/30/2021	06/30/2020
Wages, salaries and similar	2,546	2,215
Social security contributions payable by the Group	439	396
Total	2,985	2,611

Depreciation and amortization

The breakdown of depreciation and amortization in the Interim Combined Carve-out Condensed Income Statements for the six months ended June 30, 2021 and 2020 is as follows:

	06/30/2021	06/30/2020
Depreciation of property, plant and equipment	25	19
Amortization of intangible assets	346	493
Amortization of right-of-use assets	6	31
Total	377	543

Other operating expenses

The breakdown of other operating expenses for the six months ended June 30, 2021 and 2020 is as follows:

	06/30/2021	06/30/2020
Gambling taxes	4,437	3,530
Leases	287	258
Utilities, repairs and maintenance	410	525
Professional services and other expenses	19,426	10,874
Casino license royalties	1,977	1,785
Marketing expenses	23,158	15,638
Total	49,695	32,610

The Group recognizes lease payments as an operating expense on a straight-line basis over the term of the lease for the short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value. The Group has also recognized the cost of doing business (costs that were incurred by the Codere Group, which were considered to be common expenses, and therefore, an allocation of these common expenses was performed in order to reflect the portion of these expenses related to the Group) within leases, which amounted to 64 thousand euros for the six months ended June 30, 2021 (64 thousand euros as of June 30, 2020).

Professional services and other expenses mainly include: (i) streaming services contracted to external parties offered to our customers as a complement to our sports betting offer, (ii) the payment processing which allow our customers to deposit and withdraw using platforms and (iii) also some of our most popular sports odds are obtained through external providers. Additionally, certain other expenses, such as those relating to marketing and customer relationship management (CRM) tools, are included in this detail.

Earnings per share

Basic earnings per share amounts are calculated by dividing (a) the net income/(loss) for the period attributable to equity holders of the Parent by (b) the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per share amounts are calculated by dividing the net income/(loss) for the period attributable to ordinary equity holders of the Parent by the weighted average number of ordinary shares plus the weighted average number of ordinary shares that would be issued on the conversion of all the dilutive potential ordinary shares into ordinary shares, if any.

Both basic and diluted earnings per share attributable to equity holders are calculated based on the following data, in each case for the six months ended June 30, 2021 and 2020:

	06/30/2021	06/30/2020
Net income/(loss) attributable to the equity holders of the Parent (thousand euros)	(13,300)	(6,773)
Weighted average number of shares outstanding	60,000	60,000
Adjusted number of shares	—	—
Basic earnings per share (euros)	(221.67)	(112.89)
Diluted earnings per share (euros)	(221.67)	(112.89)

Codere Online Business [Member]
Reserve Quantities [Line Items]
REVENUE AND EXPENSES

14.	REVENUE AND EXPENSES

Revenues

The breakdown of the Group’s revenues is as follows:

	2020	2019
Online sports betting	39,719	42,678
Online casino wagering	30,778	18,905
Total	70,497	61,583

No one customer contributed more than 10% of revenue for the years ended December 31, 2020 and 2019.

Additionally, the distribution of sales by geographical market during the reporting period is as follows:

	2020	2019
Spain	48,279	44,058
Mexico	18,422	15,222
Colombia	2,355	1,489
Others	1,441	814
Total	70,497	61,583

Personnel expenses

The heading personnel expenses of the attached combined carve-out income statements for the 2020 and 2019 period includes expenses for wages, salaries, benefits (and other similar concepts) and social security and other social contributions expenses payable by the Group.

	2020	2019
Wages, salaries and similar	4,483	4,308
Social security contributions payable by the Group	280	417
Other social contributions	394	377
Total	5,157	5,102

Depreciation and amortization

The breakdown of depreciation and amortization in the combined carve-out income statements for the years ended December 31, 2020 and 2019 is as follows:

	2020	2019
Depreciation of property, plant and equipment (Note 6)	40	27
Amortization of intangible assets (Note 5)	883	1,166
Amortization of right-of-use assets	9	—
Total	932	1,193

Other operating expenses

The breakdown of other operating expenses for the years ended December 31, 2020 and 2019 is as follows:

	2020	2019
Gambling taxes	8,867	7,402
Leases	575	488
Utilities, repairs and maintenance	1,258	285
Professional services and other expenses	28,639	26,320
Casino license royalties	4,255	2,241
Marketing expenses	35,063	34,429
Total	78,657	71,165

The Group recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease for the short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value. The Group has also recognized cost of doing business (costs that were incurred by the Codere Group, which were considered to be common expenses. Therefore, an allocation of these common expenses was performed in order to reflect the portion of these expenses related to the Group) within leases amounted to 127 thousand euros in 2020 (127 thousand euros in 2019) and professional services and other expenses mainly correspond to management and administrative expenses amounted to 517 thousand in 2019.

Professional services and other expenses in 2020 mainly include: (i) streaming services contracted to external parties offered to our customers as complement to our sports betting offer, (ii) the payment processing which allow our customers to deposit and withdraw using platforms and (iii) also some of our most popular sports odds are obtained through external providers. Additionally, certain other expenses, such as those relating to marketing and customer relationship management (CRM) tools, are included in this detail.

Earnings per share

Basic earnings per share amounts are calculated by dividing (a) the net income/(loss) for the year attributable to equity holders of the Parent by (b) the weighted average number of ordinary shares outstanding during the year.

Diluted earnings per share amounts are calculated by dividing the net income/(loss) for the year attributable to ordinary equity holders of the Parent by the weighted average number of ordinary shares plus the weighted average number of ordinary shares that would be issued on the conversion of all the dilutive potential ordinary shares into ordinary shares, if any.

Both basic and diluted earnings per share attributable to equity holders of SEJO are calculated based on the following data, in each case as of December 31, 2020 and 2019:

	12/31/2020	12/31/2019
Net income/(loss) attributable to the equity holders of the Parent (thousand euros)	(16,274)	(16,191)
Weighted average number of shares outstanding	60,000	60,000
Adjusted number of shares	—	—
Basic earnings per share (euros)	(271.2)	(269.9)
Diluted earnings per share (euros)	(271.2)	(269.9)

(Thousands of Euros)